Inventory (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Raw materials		$ 44,493,000	$ 18,929,000
Work-in-process		53,924,000	27,226,000
Finished goods		4,977,000	1,610,000
Total inventory		103,394,000	47,765,000
Lower of cost or market inventory reserve		4,900,000	2,200,000
Inventory on hand written down	$ 15,200,000	$ 4,900,000